Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Schedule of operating segments

Half-year to 30 June 2022	Net interest income £m	Other income, net of insurance claims £m	Total income, net of insurance claims £m	Profit before tax £m	External income £m	Inter-segment income (expense) £m

Underlying basis
Retail	4,845	946	5,791	2,486	6,008	(217)
Commercial Banking	1,220	626	1,846	686	1,737	109
Insurance and Wealth	40	724	764	186	746	18
Other	30	233	263	388	173	90
Group	6,135	2,529	8,664	3,746	8,664	—
Reconciling items:
Insurance grossing adjustment	1,139	(1,083)	56	—
Market volatility and asset sales	(12)	76	64	69
Amortisation of purchased intangibles	—	—	—	(35)
Restructuring costs[1]	—	—	—	(47)
Fair value unwind and other items	(62)	1	(61)	(72)
Group – statutory	7,200	1,523	8,723	3,661
[1]Restructuring costs related to merger, acquisition and integration activities.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 3: Segmental analysis (continued)

Half-year to 30 June 2021[1]	Net interest income £m	Other income, net of insurance claims £m	Total income, net of insurance claims £m	Profit before tax £m	External income £m	Inter-segment income (expense) £m

Underlying basis
Retail	4,423	813	5,236	2,398	5,722	(486)
Commercial Banking	971	676	1,647	1,139	1,683	(36)
Insurance and Wealth	12	660	672	56	684	(12)
Other	12	268	280	227	(254)	534
Group	5,418	2,417	7,835	3,820	7,835	—
Reconciling items:
Insurance grossing adjustment	(938)	1,026	88	—
Market volatility and asset sales	(18)	279	261	239
Amortisation of purchased intangibles	—	—	—	(35)
Restructuring costs[2]	—	(8)	(8)	(10)
Fair value unwind and other items	(89)	(8)	(97)	(109)
Group – statutory	4,373	3,706	8,079	3,905

Half-year to 31 December 2021[1]	Net interest income £m	Other income, net of insurance claims £m	Total income, net of insurance claims £m	Profit before tax £m	External income £m	Inter-segment income (expense) £m

Underlying basis
Retail	4,627	925	5,552	2,849	6,045	(493)
Commercial Banking	1,034	598	1,632	222	1,652	(20)
Insurance and Wealth	8	773	781	297	678	103
Other	76	347	423	348	13	410
Group	5,745	2,643	8,388	3,716	8,388	—
Reconciling items:
Insurance grossing adjustment	(604)	733	129	—
Market volatility and asset sales	(73)	(70)	(143)	(152)
Amortisation of purchased intangibles	—	—	—	(35)
Restructuring costs[2]	—	(51)	(51)	(442)
Fair value unwind and other items	(75)	(3)	(78)	(90)
Group – statutory	4,993	3,252	8,245	2,997
[1]Restated, see page 64.
[2]Restructuring costs related to merger, acquisition and integration activities.

Schedule of reconciliation of underlying basis to statutory results

	Segment external assets		Segment customer deposits		Segment external liabilities
	At 30 Jun 2022 £m	At 31 Dec 2021[1] £m	At 30 Jun 2022 £m	At 31 Dec 2021[1] £m	At 30 Jun 2022 £m	At 31 Dec 2021[1] £m

Retail	376,079	371,746	321,781	318,947	326,060	323,135
Commercial Banking	147,075	135,628	140,980	141,372	186,885	178,445
Insurance and Wealth	175,971	196,235	14,853	15,626	183,263	204,028
Other	191,283	182,916	599	399	144,125	127,765
Total Group	890,408	886,525	478,213	476,344	840,333	833,373
[1]Restated, see page 64.